Stock-Based Compensation - Summary of Stock-based Compensation Costs (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total stock-based compensation costs	$ 1,064,746	$ 439,054	$ 1,064,746	$ 748,655	$ 748,655	$ 785,612
Related Parties [Member]
Total stock-based compensation costs	394,031	5,030	394,031	314,631	314,631	785,612
Non-related Parties [Member]
Total stock-based compensation costs	$ 670,715	$ 434,024	$ 670,715	$ 434,024	$ 434,024